Corporate and Group information	12 Months Ended
Dec. 31, 2020
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Corporate and Group information
1 Corporate and Group information
This section provides general corporate and group information about Pharvaris N.V. (formerly Pharvaris B.V.) and its subsidiaries. Refer to note 22 for the disclosure on the Company’s conversion from a Dutch limited liability company (B.V.) to a Dutch public limited liability company (N.V.).
1.1 Corporate information
The consolidated financial statements of Pharvaris N.V. (the “Company” or “Pharvaris”) and its subsidiaries (collectively, “The Group”) for the year ended December 31, 2020 were authorized for issue in accordance with a resolution of the directors on April 29, 2021.
Pharvaris N.V. was incorporated on September 30, 2015
and is based in Leiden, the Netherlands. The Company’s registered office is located at J.H. Oortweg 21, Leiden. The Company has been registered at the Chamber of Commerce under file number 64239411.
Pharvaris is a clinical-stage biopharmaceutical company focused on the development and commercialization of innovative therapies for rare diseases with significant unmet need, initially focused on angioedema and other bradykinin-mediated diseases.
1.2 Group information
Subsidiaries
The consolidated financial statements of the Group include:

Name	Legal seat	Country of incorporation	% of equity interest
			2020	2019
Pharvaris Holdings B.V.	Leiden	The Netherlands	100%	100%
Pharvaris Netherlands B.V.	Leiden	The Netherlands	100%	100%
Pharvaris, Inc.	Delaware	United States of America	100%	n/a
Pharvaris GmbH	Zug	Switzerland	100%	n/a
Pharvaris, Inc. and Pharvaris GmbH were incorporated on January 31, 2020 and March 27, 2020 respectively. Pharvaris, Inc. acts as a service provider to the principal Company of the Group. Pharvaris GmbH is the principal Company of the Group starting April 1, 2020. The principal Company faces the market/external parties and making all operational group decisions.
The ultimate parent company
The ultimate parent company of the Group is Pharvaris N.V., which is based in the Netherlands.